Property and Equipment, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 879,000	$ 670,000
Capitalized internal-use software development costs	602,000	657,000
Stock-based compensation expense capitalized	0	0
Amortization of capitalized software development costs	355,000	$ 371,000
Internal-use Software In-use
Property Plant And Equipment [Line Items]
Capitalized internal-use software development costs	60,000
Internal-use Software Development In-progress
Property Plant And Equipment [Line Items]
Capitalized internal-use software development costs	$ 542,000